PROPERTY, PLANT AND EQUIPMENT, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

7. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, consisted of the following:

	As of
	December 31, 2023	June 30, 2024
		(Unaudited)
Building	$2,631,286	$3,647,258
Machinery and equipment	2,140,575	2,578,241
Vehicle	64,791	63,280
Office equipment	74,411	72,595
Less: accumulated depreciation	(1,179,660)	(1,936,479)
Property, plant and equipment, net	$3,731,403	$4,424,895

For the six months ended June 30, 2023 and 2024, depreciation expenses amounted to US$160,870 and US$198,405, respectively.

7. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, consisted of the following:

	As of December 31,
	2022	2023
Building	$2,364,721	$2,631,286
Machinery and equipment	1,575,147	2,140,575
Vehicle	72,298	64,791
Office equipment	63,781	74,411
Less: accumulated depreciation	(864,739)	(1,179,660)
Property, plant and equipment, net	$3,211,208	$3,731,403

For the years ended December 31, 2022 and 2023, depreciation expenses amounted to US$299,611 and US$348,485, respectively. The disposal gain was US$4,991 and nil for the years ended December 31, 2022 and 2023, respectively.